Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Equity (Tables) [Line Items]
Schedule of Assumptions Used for Options Granted

The assumptions used for options granted during the three months ended March 31, 2026, are as follows:

March 31, 2026
Exercise Price	$9.00 - $12.00
Expected dividends	0%
Expected volatility	322.65% - 322.83%
Risk free interest rate	4.04% - 4.30%
Expected life of option	10 years

The assumptions used for options granted during the year ended December 31, 2025 and 2024, are as follows:

December 31, 2025
Exercise Price	$5.00 - $7.40
Expected dividends	0%
Expected volatility	363.00% - 366.01%
Risk free interest rate	4.04% - 4.57%
Expected life of option	10 years

December 31, 2024
Exercise Price	$35.60 - $38.40
Expected dividends	0%
Expected volatility	215.44% - 218.11%
Risk free interest rate	4.17% - 4.69%
Expected life of option	10 years

Schedule of the Stock Option Activity

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2025 – outstanding	569,922	$36.05	9.06
Granted	1,093,500	$9.88	9.84
Exercised	-	$-	-
Forfeited/Cancelled	-	$-	-
Expired	(7)	$124,671.43	-
Balance – March 31, 2026 – outstanding	1,663,415	$20.45	6.47
Balance – March 31, 2026 – exercisable	1,087,500	$30.15	9.84

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	103,679	$178.60	8.84
Granted	466,243	$4.34	10.00
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Balance – December 31, 2025 – outstanding	569,922	$36.05	9.06
Balance – December 31, 2025 – exercisable	557,277	$34.96	9.04

Schedule of Warrants Outstanding and Warrants Exercisable
Option Outstanding			Option Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$20.45	1,663,415	6.47	$30.15	1,087,500	9.84

Option Outstanding			Option Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$36.05	569,922	9.06	$34.96	557,277	9.04

Schedule of Warrants Granted

The assumptions used for warrants granted during the three months ended March 31, 2026, are as follows:

March 31, 2026
Exercise Price	$10.00
Expected dividends	—%
Expected volatility	197.79% - 197.90%
Risk free interest rate	3.61% - 3.82%
Expected life of warrants	5 years

The assumptions used for warrants granted during the year ended December 31, 2025, are as follows:

December 31, 2025
Exercise Price	$6.80 - 24.00
Expected dividends	0%
Expected volatility	196.11% - 279.01%
Risk free interest rate	3.57% - 4.45%
Expected life of warrants	5 years

December 31, 2024
Exercise Price	$5.20 - 140.00
Expected dividends	0%
Expected volatility	201.06% - 309.08%
Risk free interest rate	3.41% - 4.66%
Expected life of warrants	5 years

Warrant Activities [Member]
Stockholders’ Equity (Tables) [Line Items]
Schedule of the Stock Option Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2025 – outstanding	2,401,378	$12.51	3.55
Granted	60,594	$10.00	5.00
Exercised	—	$—	—
Forfeited/Cancelled	—	$—	—
Balance – March 31, 2026 – outstanding	2,461,972	$12.45	3.34
Balance – March 31, 2026 – exercisable	2,461,972	$12.45	3.34

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	1,310,343	$8.00	3.64
Granted	1,183,367	$14.71	5.00
Exercised	(92,043)	$5.14	-
Forfeited/Cancelled	(290)	$2,363	-
Balance – December 31, 2025 – outstanding	2,401,378	$6.73	3.55
Balance – December 31, 2025 – exercisable	2,401,378	$6.73	3.55

Schedule of Warrants Outstanding and Warrants Exercisable
Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$12.45	2,461,972	3.34	$12.45	2,461,972	3.34

Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$6.73	2,401,378	3.55	$6.73	2,401,378	3.55